Separate information on the main office, parent entity and joint action agreements (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Separate information on the main office, parent entity and joint action agreements [Line Items]
Assets	$ 10,819,101	$ 7,180,201	$ 4,818,463
Liabilities	(5,887,100)	(3,964,230)	(2,655,885)
Total equity	4,932,001	3,215,971	$ 2,162,578	$ 2,134,472
Parent
Separate information on the main office, parent entity and joint action agreements [Line Items]
Assets	8,430,376	5,988,757
Liabilities	(3,533,744)	(2,807,237)
Total equity	$ 4,896,632	$ 3,181,520